Risk management - Hedge recognised in other comprehensive income (Details) - Hedge of a net investment in a foreign operation - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument at the beginning of the period	$ 1,130,583	$ 1,069,316	$ 97,362
Exchange difference	520,490	87,524	1,381,900
Ineffectiveness	0	0	378
Deferred income tax	(156,147)	(26,257)	(410,324)
Hedging instrument at the end of the period	$ 1,494,926	$ 1,130,583	$ 1,069,316